UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	February 3, 2011

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		78
Form 13F Information Table Value Total:		$159,679




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp. (New)               COM              00206R102     2158    73450 SH       Sole                    72866               584
Abbott Laboratories            COM              002824100     1409    29410 SH       Sole                    29410
Annaly Mortgage Management, In COM              035710409     1769    98700 SH       Sole                    98700
Apple Computer                 COM              037833100      281      870 SH       Sole                      870
BRE Properties                 COM              05564E106     2300    52872 SH       Sole                    52272               600
Berkshire Hathaway Class B (ne COM              084670702      253     3152 SH       Sole                     3152
Bristol-Myers Squibb           COM              110122108     1910    72117 SH       Sole                    71417               700
Bunge Ltd.                     COM              G16962105     1883    28734 SH       Sole                    28734
CSX Corp.                      COM              126408103      258     4000 SH       Sole                     4000
Canadian Imperial Bank of Comm COM              136069101      804    10250 SH       Sole                    10250
Chesapeake Energy Corp.        COM              165167107     1671    64475 SH       Sole                    63475              1000
Chevron Corporation (fmly. Che COM              166764100     4119    45137 SH       Sole                    44837               300
Clorox Co.                     COM              189054109     3502    55340 SH       Sole                    55340
ConocoPhillips                 COM              20825C104     1999    29358 SH       Sole                    29358
Consolidated Edison, Inc.      COM              209115104      208     4200 SH       Sole                     4200
Copart Inc.                    COM              217204106     1261    33750 SH       Sole                    33750
Cypress Semiconductor          COM              232806109      276    14850 SH       Sole                    14850
DNP Select Income Fund (fmly.  COM              23325p104     1054   115286 SH       Sole                   115286
Du Pont                        COM              263534109     2623    52580 SH       Sole                    52580
Duke Energy                    COM              264399106      292    16400 SH       Sole                    16400
Duke-Weeks Realty Corp.        COM              264411505      197    15800 SH       Sole                    15000               800
Edison International (formerly COM              281020107      228     5910 SH       Sole                     5910
ExxonMobil                     COM              30231g102      585     8000 SH       Sole                     8000
Frontier Communications        COM              35906a108     1291   132651 SH       Sole                   132651
General Electric               COM              369604103      725    39650 SH       Sole                    39650
GlaxoSmithKline plc            COM              37733W105     1699    43325 SH       Sole                    42825               500
HCP, Inc.                      COM              40414L109     1505    40900 SH       Sole                    40900
Hawaiian Electric              COM              419870100     2202    96600 SH       Sole                    96600
Heinz (H.J.)                   COM              423074103     2014    40725 SH       Sole                    40425               300
Intel Corp.                    COM              458140100     2881   137000 SH       Sole                   137000
International Business Machine COM              459200101     1400     9541 SH       Sole                     9541
Johnson & Johnson              COM              478160104     1868    30200 SH       Sole                    30200
Kimberly-Clark                 COM              494368103     1671    26500 SH       Sole                    26500
Leggett & Platt, Inc.          COM              524660107      708    31100 SH       Sole                    31100
Lilly, Eli                     COM              532457108     1407    40160 SH       Sole                    40160
Merck & Co.                    COM              589331107     3997   110900 SH       Sole                   109900              1000
Microchip Technology, Inc.     COM              595017104     2431    71050 SH       Sole                    71050
Microsoft                      COM              594918104     2191    78490 SH       Sole                    77690               800
Oracle Corp.                   COM              68389X105     1209    38634 SH       Sole                    38634
PG&E Corporation               COM              69331C108     1014    21192 SH       Sole                    21192
PPG Industries                 COM              693506107      303     3600 SH       Sole                     3600
Pepco Holdings, Inc.           COM              737679100     1179    64600 SH       Sole                    64600
Pepsico Inc.                   COM              713448108     1643    25143 SH       Sole                    24843               300
Pfizer Inc.                    COM              717081103      970    55386 SH       Sole                    55386
Pitney Bowes, Inc.             COM              724479100      297    12300 SH       Sole                    12300
Plum Creek Timber Company, Inc COM              729251108     1954    52167 SH       Sole                    51667               500
Procter & Gamble               COM              742718109    15464   240381 SH       Sole                   240081               300
Rayonier Inc.                  COM              754907103     1380    26275 SH       Sole                    25975               300
Realty Income Corp.            COM              756109104      321     9400 SH       Sole                     9400
Safeguard Scientifics          COM              786449108      339    19848 SH       Sole                    19848
Sanofi-Aventis SA              COM              80105N105     1384    42934 SH       Sole                    42934
Southern Company               COM              842587107     2168    56700 SH       Sole                    56700
TransCanada PL                 COM              89353D107     2712    71284 SH       Sole                    70984               300
Unilever PLC                   COM              904767704     1816    58810 SH       Sole                    58810
Union Pacific Corp.            COM              907818108      298     3220 SH       Sole                     3220
United Technologies            COM              913017109     1718    21826 SH       Sole                    21826
Verizon Corporation            COM              92343V104     1303    36405 SH       Sole                    36405
ASA (Bermuda) Limited          COM              G3156P103     6067   174800 SH       Sole                   173300              1500
AngloGold Ashanti Ltd.         COM              035128206     2422    49200 SH       Sole                    49200
BHP Billiton Ltd.              COM              088606108      678     7300 SH       Sole                     7300
Barrick Gold Corporation       COM              067901108     2466    46375 SH       Sole                    46375
Central Fund of Canada Ltd.    COM              153501101     6902   332950 SH       Sole                   332950
Freeport McMoRan Copper & Gold COM              35671D857     2046    17034 SH       Sole                    17034
Goldcorp, Inc.                 COM              380956409     7455   162143 SH       Sole                   160643              1500
Hecla Mining                   COM              422704106     1457   129400 SH       Sole                   129400
IAMGOLD Corporation            COM              450913108     1889   106100 SH       Sole                   106100
Kinross Gold Corporation       COM              496902404     1592    83950 SH       Sole                    83950
Newmont Mining                 COM              651639106     7551   122918 SH       Sole                   121918              1000
Pan American Silver Corp.      COM              697900108     4824   117050 SH       Sole                   117050
Silver Wheaton Corp.           COM              828336107     4689   120100 SH       Sole                   120100
Sprott Physical Gold Trust ETV COM              85207H104     3050   247100 SH       Sole                   247100
Yamana Gold, Inc.              COM              98462Y100     3649   285050 SH       Sole                   285050
ishares Comex Gold Trust       COM              464285105      181    13000 SH       Sole                    13000
Gabelli Global Gold 6.625% Pfd PFD              36244N208     1791    68600 SH       Sole                    68600
Aberdeen Asia-Pacific Income F COM              003009107     2633   390060 SH       Sole                   386560              3500
Pimco 1-5 Year U.S. TIPS Index COM              72201R205      394     7500 SH       Sole                     7200               300
Pimco Enhanced Short Maturity  COM              72201R833     1098    10900 SH       Sole                    10900
Templeton Global Income Fund   COM              880198106      350    32700 SH       Sole                    30700              2000